UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS Parenthetical $ in Millions	3 Months Ended
Jun. 30, 2024 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Other investing activities(1)	$ (82) [1]
Peruvian toll roads
Condensed Cash Flow Statements, Captions [Line Items]
Other investing activities(1)	$ 104

[1]	Other investing activities include the removal of cash on hand at our Peruvian toll road operation of $104 million following the deconsolidation of our Peruvian toll road operations. Please refer to Note 19 Related Party Transactions for further details.